Summary of Significant Accounting Policies - Reclassifications (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues	$ 40,497	$ 118,306	$ 158,803	$ 123,795
Total cost of revenues	22,282	66,366	88,648	83,981
Gross profit	18,215	51,940	70,155	39,814
Operating expenses:
Sales and marketing	4,329	11,622	15,951	10,638
Research and development	1,944	5,944	7,888	7,644
General and administrative	11,781	36,974	48,755	52,285
Depreciation and amortization	2,868	13,272	16,140	13,044
Stock-based compensation	1,876	4,588	6,464	1,048
Lease abandonment expenses		75	75	915
Goodwill and intangible asset impairment	1,791	112,270	114,061	297,930
Acquisition, integration, and transformation costs	7,032	15,182	22,214	36,289
Total operating expenses	31,621	199,927	231,548	419,793
Loss from operations	(13,406)	(147,987)	(161,393)	(379,979)
Services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues	29,571	81,382	110,953	70,223
Total cost of revenues	16,051	46,903	62,954	45,139
Licenses and subscriptions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues	1,954	10,612	12,566	25,516
Total cost of revenues	347	913	1,260	19,183
Products
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues	8,972	26,312	35,284	28,056
Total cost of revenues	$ 5,884	18,550	$ 24,434	19,659
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues		118,306		123,795
Total cost of revenues		62,110		80,208
Gross profit		56,196		43,587
Operating expenses:
Sales and marketing		10,983		9,275
Research and development		5,600		7,302
General and administrative		42,213		57,763
Depreciation and amortization		13,272		13,044
Stock-based compensation		4,588		1,048
Lease abandonment expenses		75		915
Goodwill and intangible asset impairment		112,270		297,930
Acquisition, integration, and transformation costs		15,182		36,289
Total operating expenses		204,183		423,566
Loss from operations		(147,987)		(379,979)
As Reported | Services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues		81,382		70,223
Total cost of revenues		42,647		41,366
As Reported | Licenses and subscriptions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues		10,612		25,516
Total cost of revenues		913		19,183
As Reported | Products
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues		26,312		28,056
Total cost of revenues		18,550		19,659
Reclassifications
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total cost of revenues		4,256		3,773
Gross profit		(4,256)		(3,773)
Operating expenses:
Sales and marketing		639		1,363
Research and development		344		342
General and administrative		(5,239)		(5,478)
Total operating expenses		(4,256)		(3,773)
Reclassifications | Services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total cost of revenues		$ 4,256		$ 3,773